Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21.	Related party transactions

Compensation of key management personnel

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company, and comprises the Company’s Executive Chairman, President and Chief Executive Officer, Chief Financial Officer, Senior Vice President Corporate Affairs and Corporate Secretary and Directors.

Key management compensation for the years ended December 31, 2024 and 2023 is comprised of the following:

For the year ended December 31,	2024	2023
Share-based compensation	$3,054	$4,029
Salaries and benefits	1,704	1,069
Professional fees	552	602
	$5,310	$5,700

During 2021, the Company entered an agreement with Augusta Capital Corporation (“Augusta”) for consulting services. The owner of Augusta Capital Corporation is the Executive Chairman and a major shareholder of the Company. The total amount charged by Augusta for the year ended December 31, 2024 was $552 (December 31, 2023 – $602).

Related party arrangement

On January 2, 2020, the Company entered into an arrangement to share office space, equipment, personnel, consultants and various administrative services with other companies related by virtue of certain directors and management in common. These services have been provided through a management company equally owned by each company party to the arrangement. Costs incurred by the management company are allocated and funded by the shareholders of the management company based on time incurred and use of services. All of the parties have jointly entered into a rental agreement for office space. If the Company’s participation in the arrangement is terminated, the Company will be obligated to pay its share of the rent payments for the remaining term of the office space rental agreement. On January 1, 2025, the Company terminated the arrangement to share office space, equipment, personnel, consultants and various administrative services with other companies related by virtue of certain directors and management in common. The agreed settlement cost associated with the termination of the agreement was $104.

The Company was charged for the following with respect to these arrangements in the year ended December 31, 2024 and 2023:

For the year ended December 31,	2024	2023
Salaries and benefits	$2,244	$2,071
Office and other	469	412
Filing and regulatory fees	54	54
Marketing and travel	19	20
	$2,786	$2,557